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                                      1999

                                 ANNUAL REPORT

                                October 31, 1999








                                  TD WATERHOUSE
                                     FAMILY
                                       OF
                                      FUNDS
                                 --------------


                 Three money market portfolios to choose from:

                   Money Market o U.S. Government o Municipal


                                     [LOGO]

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                                     TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


DIRECTORS                                                                          EXECUTIVE OFFICERS
GEORGE F. STAUDTER                        CAROLYN B. LEWIS                         GEORGE A. RIO*
Director of Koger Equity, Inc.            President of                             President, Treasurer
Independent Financial Consultant          The CBL Group                            and Chief Financial Officer

RICHARD W. DALRYMPLE                      LAWRENCE J. TOAL                         CHRISTOPHER J. KELLEY*
President of Teamwork Mgmt., Inc.         Chairman/President/CEO of                Vice President and Secretary
                                          Dime Bancorp, Inc.

*Affiliated person of the Distributor

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                                     TD WATERHOUSE ASSET MANAGEMENT, INC.
                                BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS
LAWRENCE M. WATERHOUSE, JR.               FRANK J. PETRILLI                        RICHARD H. NEIMAN
Chairman                                  Chairman, President and                  Executive Vice President,
TD Waterhouse Holdings, Inc.              Chief Executive Officer                  General Counsel and Secretary


SENIOR OFFICERS
DAVID A. HARTMAN                          B. KEVIN STERNS                          MICHELE R. TEICHNER
Senior Vice President                     Executive Vice President                 Senior Vice President
Chief Investment Officer                  Chief Financial Officer & Treasurer      Operations & Compliance
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                                                   SERVICE PROVIDERS

           INVESTMENT MANAGER                        TRANSFER AGENT                 INDEPENDENT AUDITORS
 TD Waterhouse Asset Management, Inc.       National Investors Services Corp.         Ernst & Young LLP
            100 Wall Street                          55 Water Street                 787 Seventh Avenue
          New York, NY 10005                       New York, NY 10041                New York, NY 10019

            ADMINISTRATOR &                             CUSTODIAN                       LEGAL COUNSEL
         SHAREHOLDER SERVICING                    The Bank of New York             Swidler Berlin Shereff
TD Waterhouse Investor Services, Inc.               100 Church Street                   Friedman, LLP
            100 Wall Street                        New York, NY 10286               405 Lexington Avenue
          New York, NY 10005                                                         New York, NY 10174
      Customer Service Department                      DISTRIBUTOR
            1-800-934-4448                       Funds Distributor, Inc.
                                                     60 State Street
                                                    Boston, MA 02109


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                     TD WATERHOUSE FAMILY OF FUNDS, INC.(A)


DEAR SHAREHOLDER:
--------------------------------------------------------------------------------
I am pleased to provide you with the TD Waterhouse Family of Funds (the "Fund") annual report for the fiscal year ended October 31, 1999.

During the year, each of the Money Market, U.S. Government and Municipal Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By October 31, 1999, assets in the three Portfolios increased to a total of $6.0 billion.

PORTFOLIO RESULTS*
For the fiscal year ended October 31, 1999, the three money market Portfolios had the following annualized returns.**

o The Money Market Portfolio had an annualized return of 4.54% and an annualized yield of 4.44%.
o  The U.S. Government Portfolio had an
   annualized return of 4.49% and an
   annualized current yield of 4.40%.
o The Municipal Portfolio had an annualized return of 2.59%, a taxable equivalent return of 4.05%(1), an annualized current yield of 2.56% and an annualized taxable equivalent yield of 4.00%(1).


Money market rates have increased approximately 1/2 of 1% over the past six months. The Federal Reserve Bank (the "Fed") has cautiously monitored the financial markets and the economy for signs of inflationary growth and has increased the targeted Federal Funds Rate twice, for the six months ended October 31, 1999 and subsequently during November 1999, 1/4 of 1% each time. These moves can be considered anticipatory by the Fed to head off a potentially heated up economy six months to one year in the future. The bond market and interest rates in general appear to be signaling that we are at the upper range for interest rates, and expectations are for interest rates to trend lower over the next six months.

The Fed has stated that the financial markets have prepared for Y2K and does not anticipate any significant computer related disruptions. The Fed has announced that it stands ready to provide all the liquidity necessary for the financial markets to service any extraordinary withdrawal demands.

We have structured each Portfolio to provide adequate liquidity for increased redemptions. Since all the Portfolios are invested in high quality short-term securities, we do not anticipate any market disruption at year-end and recommend that our shareholders remain calm through all the media hype of Y2K issues. We will maintain a market neutral position through year-end and reassess our position at the beginning of next year.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

/s/Frank J. Petrilli

Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.

December 8, 1999

(A) As of September 20, 1999, Waterhouse Investors Family of Funds, Inc. changed its name to TD Waterhouse Family of Funds, Inc.

*An investment in a money market portfolio is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although, the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

**These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended October 31, 1999, the Investment Manager and its affiliates waived a portion of their fees for the Money Market, U. S. Government and Municipal Portfolios. Without these fee waivers in effect, the annualized returns and current yields would have been 4.33% and 4.23% for the Money Market Portfolio, 4.28% and 4.21% for the U.S Government Portfolio and 2.38% and 2.35%, for the Municipal Portfolio. The annualized taxable equivalent return and yield for the Municipal Portfolio would have been 3.72% and 3.67%, respectively. The yield more closely reflects the current earnings of a Portfolio than the total return. Yield will fluctuate.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate.

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                ------------------------------------------------
                                TABLE OF CONTENTS
                ------------------------------------------------

Statements of Assets and Liabilities ..........................................5

Statements of Operations ......................................................6

Statements of Changes in Net Assets ...........................................7

Financial Highlights ..........................................................8

Notes to Financial Statements ................................................10

Money Market Portfolio
   Schedule of Investments ...................................................13

U.S. Government Portfolio
   Schedule of Investments ...................................................17

Municipal Portfolio
   Schedule of Investments ...................................................19

Notes to Schedules of Investments ............................................25

Report of Independent Auditors ...............................................26

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                                     TD WATERHOUSE FAMILY OF FUNDS, INC.


                                    STATEMENTS OF ASSETS AND LIABILITIES
                                              October 31, 1999


                                                              Money                 U.S.
                                                             Market              Government             Municipal
                                                            Portfolio             Portfolio             Portfolio
ASSETS
  Investments in securities, at value (including
    repurchase agreements of $34,991,000,
    $44,744,000, and $0, respectively) (Note 2)       $    4,618,165,431     $      875,713,921     $     485,220,975
  Cash                                                            30,434                    368                 6,613
  Interest receivable                                         33,334,378              6,051,047             3,054,368
  Other assets                                                     5,698                     61                    46
                                                      ------------------     ------------------     -----------------
           TOTAL ASSETS                                    4,651,535,941            881,765,397           488,282,002


LIABILITIES
  Dividends payable to shareholders                            1,841,678                347,310               114,470
  Payable for securities purchased                                    --                     --               606,740
  Payable to Investment Manager and
    affiliates (Note 3)                                        2,819,430                552,907               353,671
  Accrued expenses and other liabilities                         606,242                144,927                70,427
                                                      ------------------     ------------------     -----------------

           TOTAL LIABILITIES                                   5,267,350              1,045,144             1,145,308
                                                      ------------------     ------------------     -----------------


NET ASSETS                                            $     4,646,268,591    $     880,720,253      $     487,136,694
                                                      ==================     ==================     =================


  Net assets consist of:
  Paid-in capital                                     $    4,646,326,195     $      880,721,411     $     487,141,187
  Accumulated net realized losses from
    security transactions                                        (57,604)                (1,158)               (4,493)
                                                      ------------------     ------------------     -----------------

  Net assets, at value                                $    4,646,268,591     $      880,720,253     $     487,136,694
                                                      ==================     ==================     =================

  Shares  outstanding  ($.0001 par value
    common  stock,  50 billion,  20 billion,
    and 10 billion shares authorized, respectively)        4,646,326,195            880,721,411           487,141,187
                                                      ==================     ==================     =================

  Net asset value, redemption price and offering
    price per share (Note 2)                          $             1.00     $             1.00     $            1.00
                                                      ==================     ==================     =================


                           Please see accompanying notes to financial statements.


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                                     TD WATERHOUSE FAMILY OF FUNDS, INC.


                                          STATEMENTS OF OPERATIONS
                                     For the Year Ended October 31, 1999


                                                              Money                 U.S.
                                                             Market              Government             Municipal
                                                            Portfolio             Portfolio             Portfolio
INVESTMENT INCOME
  Interest income                                     $      208,000,787     $       34,975,696     $      14,501,986
                                                      ------------------     ------------------     -----------------
EXPENSES
  Investment management fees (Note 3)                         13,614,660              2,374,984             1,538,867
  Shareholder servicing fees (Note 3)                         10,124,166              1,696,417             1,106,078
  Transfer agent fees (Note 3)                                 8,069,497              1,357,133               879,351
  Administration fees (Note 3)                                 4,034,742                678,567               439,676
  Registration fees                                              612,098                176,821               125,127
  Shareholder reports and mailing                                245,218                 29,193                17,516
  Custody fees (Note 2)                                          250,989                 53,379                29,601
  Professional fees                                              101,058                 15,990                10,950
  Directors' fees                                                 11,250                 11,250                11,250
  Other expenses                                                 230,179                 24,548                 6,603
                                                      ------------------     ------------------     -----------------

  TOTAL EXPENSES                                              37,293,857              6,418,282             4,165,019

  Fees waived / expenses reimbursed by the
    Investment Manager and its affiliates (Note 3)            (8,623,880)            (1,322,234)             (909,239)
                                                      ------------------     ------------------     -----------------

  NET EXPENSES                                                28,669,977              5,096,048             3,255,780
                                                      ------------------     ------------------     -----------------


  NET INVESTMENT INCOME                                      179,330,810             29,879,648            11,246,206
                                                      ------------------     ------------------     -----------------


NET REALIZED GAINS (LOSSES) FROM
  SECURITY TRANSACTIONS                                          (54,821)                 2,543                (3,652)
                                                      ------------------     ------------------     -----------------



NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                     $      179,275,989     $       29,882,191     $      11,242,554
                                                      ==================     ==================     =================


                                  Please see accompanying notes to financial statements.

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.


                                          STATEMENTS OF CHANGES IN NET ASSETS


                                                 Money                             U.S.
                                                Market                          Government                       Municipal
                                               Portfolio                         Portfolio                       Portfolio

                                         Year             Year             Year            Year            Year           Year
                                         Ended            Ended            Ended           Ended           Ended          Ended
                                      October 31,      October 31,      October 31,     October 31,     October 31,    October 31,
                                         1999             1998             1999            1998            1999           1998
OPERATIONS:
   Net investment income            $  179,330,810  $   113,300,200  $   29,879,648  $    21,967,834  $  11,246,206 $    9,149,602
   Net realized gains (losses)
       from security transactions          (54,821)              36           2,543           (3,939)        (3,652)        2,572
                                   ---------------  --------------- ---------------  ---------------  ------------- --------------

Net increase in net assets
   from operations                     179,275,989      113,300,236      29,882,191       21,963,895     11,242,554      9,152,174
                                   ---------------  --------------- ---------------  ---------------  ------------- --------------

DISTRIBUTIONS TO
SHAREHOLDERS:
   From net investment income         (179,330,810)    (113,300,200)    (29,879,648)     (21,967,834)   (11,246,206)    (9,149,602)
                                   ---------------  --------------- ---------------  ---------------  ------------- --------------

CAPITAL SHARE
TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold        21,183,221,750    9,765,915,572   2,840,728,249    1,534,515,923  1,668,809,031  1,073,142,210
   Shares issued in reinvestment
      of dividends                     178,243,250      112,790,339      29,660,883       21,892,239     11,184,591      9,118,338
   Payments for shares redeemed    (19,672,867,482)  (8,708,766,830) (2,527,075,190)  (1,421,685,766)(1,573,943,722)  (966,796,370)
                                   ---------------  --------------- ---------------  ---------------  ------------- --------------

Net increase in net assets from
   capital share transactions        1,688,597,518    1,169,939,081     343,313,942      134,722,396    106,049,900    115,464,178
                                   ---------------  --------------- ---------------  ---------------  ------------- --------------


TOTAL INCREASE IN NET ASSETS         1,688,542,697    1,169,939,117     343,316,485      134,718,457    106,046,248    115,466,750

NET ASSETS:
   Beginning of year                 2,957,725,894    1,787,786,777     537,403,768      402,685,311    381,090,446    265,623,696
                                   ---------------  --------------- ---------------  ---------------  ------------- --------------
   End of year                      $4,646,268,591  $ 2,957,725,894  $  880,720,253  $   537,403,768  $ 487,136,694 $  381,090,446
                                   ===============  =============== ===============  ===============  ============= ==============


                                  Please see accompanying notes to financial statements.

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                                     TD WATERHOUSE FAMILY OF FUNDS, INC.

                                            FINANCIAL HIGHLIGHTS

Contained  below is per share  operating  performance  data for a share of common stock  outstanding,  total investment return, ratios to average net assets and other supplemental data for each period indicated.  This information has been derived from each Portfolio's financial statements.

                                                                     MONEY MARKET
                                                                       PORTFOLIO

                                              Year             Year              Year            Period
                                              Ended            Ended             Ended            Ended
                                           October 31,      October 31,       October 31,      October 31,
                                              1999             1998              1997             1996*
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning
      of period                         $        1.000    $       1.000    $        1.000    $      1.000
                                        --------------    --------------   --------------    --------------
   Net investment income                         0.044            0.049             0.048           0.041
                                        --------------    --------------   --------------    --------------

   Distributions from net
      investment income                         (0.044)          (0.049)           (0.048)         (0.041)
                                        --------------    --------------   --------------    --------------

   Net asset value, end of period       $        1.000    $       1.000    $        1.000    $      1.000
                                        ==============    ==============   ==============    ==============

RATIOS
   Ratio of expenses to average net assets       0.71%            0.75%             0.83%           0.79%(A)

   Ratio of net investment income
      to average net assets                      4.44%            4.92%             4.79%           4.64%(A)

   Decrease reflected in above net
      expense ratio due to waivers/
      reimbursements by the
      Investment Manager and
      its affiliates (Note 3)                    0.21%            0.15%             0.08%           0.13%(A)

SUPPLEMENTAL DATA
   Total investment return (B)                   4.54%            5.04%             4.89%           4.82%(A)
   Net assets, end of period            $4,646,268,591   $2,957,725,894    $1,787,786,777   $1,342,610,086
                                        ==============    ==============   ==============   ===============

   Average net assets                   $4,035,269,586   $2,302,804,288    $1,592,722,254   $1,104,558,438
                                        ==============    ==============   ==============   ===============





                                                                   U.S. GOVERNMENT
                                                                      PORTFOLIO

                                            Year             Year          Year            Period
                                            Ended            Ended         Ended            Ended
                                         October 31,      October 31,   October 31,      October 31,
                                            1999             1998          1997             1996*
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning
      of period                        $      1.000     $     1.000   $     1.000      $     1.000
                                       -------------    ------------  -------------   -------------
   Net investment income                      0.044           0.048          0.047           0.041
                                       -------------    ------------  -------------   -------------

   Distributions from net
      investment income                     (0.044)          (0.048)        (0.047)         (0.041)
                                       -------------    ------------  -------------   -------------

   Net asset value, end of period      $     1.000      $     1.000    $     1.000     $     1.000
                                       =============    ============  =============   =============

RATIOS
   Ratio of expenses to average net assets     0.75%            0.78%           0.81%        0.73%(A)

   Ratio of net investment income
      to average net assets                    4.40%            4.80%           4.69%        4.64%(A)

   Decrease reflected in above net
      expense ratio due to waivers/
      reimbursements by the
      Investment Manager and
      its affiliates (Note 3)                  0.19%           0.11%          0.07%       0.18%(A)

SUPPLEMENTAL DATA
   Total investment return (B)                 4.47%           4.91%          4.79%       4.82%(A)
   Net assets, end of period            $880,720,253    $537,403,768   $402,685,311   $371,046,770
                                       =============    ============  =============   =============

   Average net assets                   $678,643,185    $457,821,528   $398,635,777   $293,708,330
                                       =============    ============  =============   =============



*    The Portfolio commenced operations on December 20, 1995.

(A)  Annualized.

(B)  Total investment return is calculated  assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.



 Please see accompanying notes to financial statements.

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                        FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Portfolio's financial statements.

                                                                                                    MUNICIPAL
                                                                                                    PORTFOLIO

                                                                         Year             Year             Year             Period
                                                                         Ended            Ended            Ended             Ended
                                                                      October 31,      October 31,      October 31,      October 31,
                                                                         1999             1998             1997              1996*
PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period                                   $1.000            $1.000           $1.000          $1.000
                                                                    -------------    -------------    -------------    ------------
   Net investment income                                                   0.026             0.029            0.030           0.026
                                                                    -------------    -------------    -------------    ------------
   Distributions from net investment income                               (0.026)           (0.029)          (0.030)         (0.026)
                                                                    -------------    -------------    -------------    ------------
   Net asset value, end of period                                         $1.000            $1.000           $1.000          $1.000
                                                                    =============    =============    =============    ============

RATIOS
  Ratio of expenses to average net assets                                  0.74%             0.72%           0.74%         0.62%(A)

  Ratio of net investment income to average net assets                     2.56%             2.93%           2.97%         2.90%(A)

  Decrease reflected in above net expense ratio due to waivers/
  reimbursements by the Investment Manager and its affiliates (Note 3)     0.21%             0.13%           0.10%         0.23%(A)

SUPPLEMENTAL DATA
  Total investment return (B)                                              2.59%             2.98%           3.01%         3.05%(A)
  Net assets, end of period                                         $487,136,694      $381,090,446    $265,623,696     $226,253,394
                                                                    =============    =============    ============     ============

  Average net assets                                                $439,705,095      $312,133,086    $252,444,536     $196,592,413
                                                                    =============    =============    ============     ============

*    The Portfolio commenced operations on December 20, 1995.

(A)  Annualized.

(B)  Total investment  return is calculated  assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1999

NOTE 1 -- ORGANIZATION

TD Waterhouse Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. On September 20, 1999, the Waterhouse Investors Family of Funds, Inc. changed its name to TD Waterhouse Family of Funds, Inc. The Fund is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. These financial statements relate to three money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio. The investment objective of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federally tax-exempt income by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 1999, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

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10

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1999
                                   (CONTINUED)

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of October 31, 1999, for Federal income tax purposes the following Portfolios have capital loss carryforwards available to offset future capital gains, if any:

                                            Amount                    Expires
                                          ---------                 ---------

   Money Market Portfolio                   $54,821                    2007

   U.S. Government Portfolio                  1,396                    2006

   Municipal Portfolio                          841                    2005
                                              3,652                    2007


NOTE 3 --  INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF
           THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the year ended October 31, 1999, the Investment Manager voluntarily waived $439,676 of its investment management fee for the Municipal Portfolio.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse, a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended October 31, 1999, TD Waterhouse voluntarily waived $8,273,493, $1,322,234 and $469,563 of its shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

--------------------------------------------------------------------------------
                                                                              11

--------------------------------------------------------------------------------
                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1999
                                   (CONTINUED)


The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investors Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the year ended October 31, 1999, the Transfer Agent voluntarily waived
$350,387 of its transfer agency and dividend disbursing agency fees for the Money Market Portfolio.

Each Director who is not an "interested person" ("independent Director") as defined in the Act, who serves on the Board of Directors/Trustees of one or more portfolios in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc.), receives:

1.   a base annual retainer of $12,000, payable quarterly.

2. a supplemental annual retainer of $5,000, if serving on the Board of Directors/Trustees of more than one company in the Fund Complex, and

3.   a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.


NOTE 4 -- FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with Federal tax requirements, the Municipal Portfolio designates substantially all the dividends paid from net investment income during the year ended October 31, 1999 as "exempt interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 1999 calendar year early in 2000.

--------------------------------------------------------------------------------
12

------------------------------------------------------------------------------------------------------------------------------------

                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                     MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--24.7%
$ 30,000,000    ANRC Auto Owner Trust Ser. 1999-A, Cl. A-1, 6.17%, due 10/16/00 (Insured: MBIA)           6.17        $  30,000,000
  32,000,000    Asset-Backed Securities Investment Trust Ser. 1997-F, VRN, 5.40%, due 11/15/99
                (GTY: MBIA) (Note A)                                                                      5.40           32,000,000
  20,100,000    Bavaria TRR Corp., due 11/16/99 (LOC: Bayerische Hypo -und Vereinsbank, S.A.) (Note E)    5.42           20,054,859
  94,250,000    CARMAX Auto Owner Trust, Ser. 1999-1, Cl. A-1, 6.20%, due 11/15/00
                (Insured: MBIA) (Note E)                                                                  6.20           94,250,000
  37,500,000    Citibank Capital Markets Assets LLC, due 2/18/00                                          5.95           36,841,458
  50,000,000    Corporate Receivables Corp., VRN, 5.44%, due 11/15/99 (Note A, E)                         5.44           50,000,000
  50,000,000    CXC Inc., VRN, 5.43%, due 11/16/99 (Note A, E)                                            5.43           50,000,000
  50,000,000    Dakota Certificate Program, due 11/10/99 (Note E)                                         5.41           49,932,625
  50,000,000    Dakota Certificate Program, due 1/14/00 (Note E)                                          6.02           49,393,611
  32,548,000    Forrestal Funding Master Trust, due 1/26/00 (Counter Party: Bank of America NT & SA)
                (Note E)                                                                                  6.17           32,076,036
  22,191,084    GE Aircraft Engine Receivables Corp. Multi-Mode Receivables Pool Participation
                Certificate, Ser. 1998-1, due 12/27/99 (Note E)                                           5.41           22,191,084
  24,846,483    IKON Receivables, LLC, Ser. 99-1, Cl. A-1, 5.11%, due 6/15/00 (Insured: AMBAC) (Note E)   5.11           24,846,483
  75,000,000    IKON Receivables, LLC, Ser. 99-2, Cl. A-1, 6.14%, due 10/16/00 (Insured: AMBAC) (Note E)  6.14           75,000,000
  18,000,000    Liberty Lighthouse U.S. Capital Co. LLC, VRN, 5.46%, due 11/12/99 (Note A, E)             5.57           17,984,715
 200,000,000    Liberty Lighthouse U.S. Capital Co. LLC, VRN, 6.18%, due 1/10/00 (Note A, E)              6.18          200,001,516
  27,889,000    Long Lane Master Trust IV, due 11/10/99 (Counter Party: BankBoston, N.A.) (Note E)        5.44           27,851,559
  30,000,000    Park Avenue Receivables Corp., VRN, 5.43%, due 11/13/99
                (LIQ: 10% Chase Manhattan Bank) (Note A) (Note E)                                         5.43           30,000,000
  43,160,000    Park Avenue Receivables Corp., due 11/19/99 (LIQ: 10% Chase Manhattan Bank) (Note E)      5.41           43,043,900
  51,291,000    Park Avenue Receivables Corp., due 2/16/00 (LIQ: 10% Chase Manhattan Bank) (Note E)       5.98           50,407,998
  25,000,000    Park Avenue Receivables Corp., due 2/22/00 (LIQ: 10% Chase Manhattan Bank) (Note E)       5.94           24,547,215
  50,000,000    RACERS Series 1999-16, VRN, 5.42%, due 11/2/99
                (GTY: National Westminster Bank PLC) (Note A, E)                                          5.42           50,000,000
 100,000,000    RACERS Series 1999-26-MM-CCABS, VRN, 5.55%, due 11/15/99
                (Counter Party: AIG) (Note A, E)                                                          5.55          100,000,000
     894,519    WFS Financial 1999A Owner Trust Notes Class A-1, 5.01%, due 2/20/00 (GTY: FSA)            5.01              894,519
  37,862,488    WFS Financial 1999B Owner Trust Notes Class A-1, 5.40%, due 7/20/00 (GTY: FSA)            5.40           37,862,488
                                                                                                                      --------------
                                                                                                                      1,149,180,066
                                                                                                                      --------------

                BROKER/DEALER OBLIGATIONS--10.8%
  20,000,000    Bear Stearns Cos., Inc., VRN, 5.72%, due 11/3/99 (Note A)                                 5.39           20,000,313
  20,000,000    Bear Stearns Cos., Inc., VRN, 5.52%, due 11/10/99 (Note A)                                5.43           20,006,312
  20,000,000    Bear Stearns Cos., Inc., VRN, 5.51%, due 11/12/99 (Note A)                                5.43           20,009,213
   5,000,000    Bear Stearns Cos., Inc., VRN, 5.58%, due 11/23/99 (Note A)                                5.62            4,998,055
  65,000,000    Bear Stearns Cos., Inc., VRN, 5.58%, due 11/29/99 (Note A)                                5.58           65,000,000
 100,000,000    Bear Stearns Cos., Inc., VRN, 5.51%, due 12/16/99 (Note A)                                5.51          100,000,000
  70,000,000    Goldman Sachs Group, L.P., VRN, 5.53%, due 11/26/99 (Note A, E)                           5.53           70,000,000
  10,000,000    Goldman Sachs Group, L.P., VRN, 6.33%, due 1/7/00 (Note A, E)                             6.14           10,003,438
 120,000,000    Goldman Sachs Group, L.P., VRN, 6.26%, due 1/18/00 (Note A, B, E)                         6.26          120,000,000
   7,000,000    Merrill Lynch & Co., Inc., VRN, 5.36%, due 11/5/99 (Note A)                               4.92            7,000,036
  25,000,000    Merrill Lynch & Co., Inc., VRN, 5.85%, due 11/17/99 (Note A)                              5.41           25,031,630
   5,000,000    Merrill Lynch & Co., Inc., VRN, 5.68%, due 11/22/99 (Note A)                              5.45            5,003,523
   7,500,000    Merrill Lynch & Co., Inc., VRN, 5.68%, due 11/22/99 (Note A)                              5.49            7,504,555
  25,000,000    Salomon Smith Barney Holdings, Inc., VRN, 5.55%, due 11/1/99 (Note A)                     5.55           24,999,713
                                                                                                                     --------------
                                                                                                                        499,556,788
                                                                                                                     --------------

                FINANCE & INSURANCE OBLIGATIONS--9.0%
  21,000,000    CIT Group Holdings, Inc., 5.88%, due 12/9/99                                              5.02           21,021,719
  75,000,000    General Motors Acceptance Corp., VRN, 5.49%, due 11/1/99 (Note A)                         5.65           74,900,265
  16,800,000    General Motors Acceptance Corp., VRN, 5.45%, due 11/24/99 (Note A)                        5.44           16,800,638
  20,000,000    GMAC Australia Finance, VRN, 5.55%, due 11/19/99 (Note A)                                 5.45           20,011,491
  25,000,000    Heller Financial, Inc., VRN, 5.71%, due 11/15/99 (Insured: MBIA) (Note A)                 5.56           25,001,396
  60,000,000    Metropolitan Life Insurance Co., VRN, 6.15%, due 1/1/00 (Note A, E)                       6.15           60,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  13

------------------------------------------------------------------------------------------------------------------------------------

                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                     MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$100,000,000    Sigma Finance, Inc., VRN, 5.57%, due 11/1/99 (Note A)                                     5.57        $ 100,000,000
  31,000,000    Sigma Finance, Inc., due 1/28/00 (Note E)                                                 5.43           30,602,167
  25,000,000    Sigma Finance, Inc., 5.20%, due 2/22/00 (Note E)                                          5.20           25,000,000
  45,000,000    Xerox Credit Corp., 5.32%, due 3/31/00                                                    5.35           44,995,147
                                                                                                                      --------------
                                                                                                                        418,332,823
                                                                                                                      --------------

                INDUSTRIAL & OTHER OBLIGATIONS--4.9%
  28,434,050    Amtrak Trust 93-B Ser. A VRDN, 5.56%, due 11/2/99 (GTY: General Electric Co.) (Note C)    5.55           28,434,050
  22,305,721    Amtrak Trust 93-B Ser. B VRDN, 5.56%, due 11/2/99 (GTY: General Electric Co.) (Note C)    5.55           22,305,721
  20,000,000    AT&T Corp., 8.25%, due 1/11/00                                                            5.35           20,098,445
  50,000,000    AT&T Corp., VRN, 6.14%, due 1/13/00 (Note A)                                              6.18           49,986,066
  10,000,000    Frontenac Properties, Inc., VRDN, 5.46%, due 11/03/99                                     5.46           10,000,000
                (GTY: Sisters of Mercy Health System, Inc.) (Notes A, C)
  20,000,000    Southern California Edison Co., VRN, 5.51%, due 11/26/99 (Note A)                         5.51           20,000,000
  75,000,000    Xerox Corp., 5.64%, due 7/14/00                                                           5.69           74,974,595
                                                                                                                      --------------
                                                                                                                        225,798,877
                                                                                                                      --------------

                LOAN PARTICIPATIONS--4.4%
  42,000,000    Four Times Square Partners, L.P., 5.58%, due 12/2/99
                (GTY: Prudential Ins. Co. of America; Other support: Chase Manhattan Bank) (Note B)       5.58           42,000,000
  49,000,000    Luddite Associates, 6.20%, due 3/6/00
                (GTY: Prudential Ins. Co. of America; Other support: Chase Manhattan Bank) (Note B)       6.20           49,000,000
  92,000,000    Prudential Ins. Co. of America, 5.57%, due 12/10/99
                (Other support: Chase Manhattan Bank) (Note B)                                            5.57           92,000,000
  22,000,000    Prudential Ins. Co. of America, 6.20%, due 3/6/00
                (Other support: Chase Manhattan Bank) (Note B)                                            6.20           22,000,000
                                                                                                                      --------------
                                                                                                                        205,000,000
                                                                                                                      --------------

                TOTAL CORPORATE OBLIGATIONS--53.8%                                                                     2,497,868,554
                                                                                                                      --------------

                BANK OBLIGATIONS

                BANK NOTES--17.3%
  30,000,000    American Express Centurion Bank, VRN, 5.41%, due 11/10/99 (Note A)                        5.41           30,000,000
  55,000,000    Bank One Corp., VRN, 5.39%, due 11/9/99 (Note A)                                          5.41           54,984,702
  58,500,000    Branch Banking & Trust Co., N.C., 4.96%, due 1/20/00                                      4.99           58,496,288
  20,000,000    Branch Banking & Trust Co., VRN, 5.46%, due 11/1/99 (Note A)                              5.73           19,987,458
 100,000,000    Branch Banking & Trust Co., VRN, 5.61%, due 11/1/99 (Note A)                              5.65           99,966,780
  50,000,000    Branch Banking & Trust Co., VRN, 5.63%, due 11/1/99 (Note A)                              5.67           49,982,987
  50,000,000    Citicorp, VRN, 5.43%, due 11/2/99 (Note A)                                                5.43           50,000,000
  75,000,000    Comerica Bank, N.A., VRN, 5.36%, due 11/15/99 (Note A)                                    5.39           74,994,634
  50,000,000    European American Bank, 5.28%, due 5/15/00                                                5.32           49,989,673
  50,000,000    First Union National Bank, VRN, 5.55%, due 11/29/99 (Note A)                              5.55           50,000,000
  50,000,000    Fleet National Bank, VRN, 5.47%, due 11/1/99 (Note A)                                     5.52           49,990,692
   5,000,000    Huntington National Bank, VRN, 6.22%, due 1/13/00 (Note A)                                6.16            5,000,586
  15,000,000    Huntington National Bank, VRN, 6.25%, due 1/21/00 (Note A)                                6.25           14,998,850
  40,000,000    J.P. Morgan & Co. Inc., 5.30%, due 3/13/00                                                5.72           39,939,774
  25,000,000    LaSalle National Bank (Chicago), 4.97%, due 2/1/00                                        4.97           25,000,000
  25,000,000    Morgan Guaranty Trust Co. of NY, VRN, 5.43%, due 11/29/99 (Note A)                        5.44           24,999,820
 105,000,000    Wells Fargo & Co., VRN, 5.39%, due 12/29/99 (Note A)                                      5.46          104,965,562
                                                                                                                      --------------
                                                                                                                        803,297,806
                                                                                                                      --------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--2.1%
      15,000    701 Green Valley Association LLC, Ser. 1997 VRDN, 5.50%, due 11/4/99
                (LOC: First Union National Bank) (Note C)                                                 5.42               15,000
   3,480,000    Adult Communities Total Services, Inc., Ser. 1996 VRDN, 5.50%, due 11/4/99
                (LOC: LaSalle National Bank) (Note C)                                                     5.42            3,480,000
------------------------------------------------------------------------------------------------------------------------------------
14

------------------------------------------------------------------------------------------------------------------------------------

                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                     MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  7,500,000    CEGW, Inc. Tax. Notes, Ser. 1999 VRDN, 5.50%, due 11/1/99
                (LOC: PNC Bank, N.A.) (Note C)                                                            5.42        $   7,500,000
  13,725,000    Community Health Systems, Inc., Ser. 1991-A VRDN, 5.45%, due 11/3/99
                (LOC: First Union National Bank) (Note C)                                                 5.38           13,725,000
  20,900,000    EPI Corp., Taxable Adj. Rate Notes, Ser. 1998 VRDN, 5.50%, due 11/1/99
                (LOC: PNC Bank, N.A.) (Note C)                                                            5.50           20,900,000
  31,550,000    Metrocrest Hospital Authority, Ser. 89-A, due 2/7/00 (LOC: Bank of New York)              6.06           31,040,207
     305,000    Orloski Service Station Inc. & Affiliates (Frank & Adeline Orloski) Tax., Ser. 1998A
                VRDN, 5.50%, due 11/3/99 (LOC: First Union National Bank) (Note C)                        5.42              305,000
     285,000    Orloski Service Station Inc. & Affiliates (Orloski Service Station Inc.) Tax. Ser. 1998B
                VRDN, 5.50%, due 11/3/99 (LOC: First Union National Bank) (Note C)                        5.42              285,000
     145,000    Rockland Industries, Inc. Tax., Ser. 1997 VRDN, 5.50%, due 11/4/99
                (LOC: First Union National Bank) (Note C)                                                 5.42              145,000
   3,885,000    Senior Systems Technology LLC VRDN, 5.50%, due 11/1/99
                (LOC: Comerica Bank - California) (Note C)                                                5.50            3,885,000
   5,100,000    Stech, LLP Tax. Adj. Rate Bonds, Ser. 1998 VRDN, 5.50%, due 11/1/99
                (LOC: PNC Bank, N.A.) (Note C)                                                            5.42            5,100,000
      30,000    Triad Group, Inc., Ser. 1997 VRDN, 5.50%, due 11/4/99
                (LOC: First Union National Bank) (Note C)                                                 5.42               30,000
  11,875,000    Willow Run Foods, Inc., Ser. 1999-1 VRDN, 5.50%, due 11/1/99
                (LOC: PNC Bank, N.A.) (Note C)                                                            5.42           11,875,000

                                                                                                                      --------------
                                                                                                                         98,285,207
                                                                                                                      --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--12.1%
  35,000,000    Banca Serfin SA, Institucion de Banca Multiple, Grupo Financiero Serfin, due 11/18/99
                (LOC: Barclays Bank PLC)                                                                  5.13           34,919,344
  50,000,000    Banca Serfin SA, Institucion de Banca Multiple, Grupo Financiero Serfin, due 11/22/99
                (LOC: Barclays Bank PLC)                                                                  5.10           49,856,792
  15,000,000    Banco BCN Barclays e Galicia (Bahamas) Ltd., due 11/4/99 (LOC: Barclays Bank PLC)         5.03           14,993,856
  11,000,000    Banco BCN Barclays e Galicia (Bahamas) Ltd., due 11/5/99 (LOC: Barclays Bank PLC)         5.03           10,993,993
   9,500,000    Banco BCN Barclays e Galicia (Bahamas) Ltd., due 11/8/99 (LOC: Barclays Bank PLC)         5.03            9,490,921
  25,000,000    Banco Bradesco, S.A. Grand Cayman, due 4/3/00 (LOC: WestDeutsche Landesbank)              6.01           24,376,514
  20,000,000    Banco Itau, due 05/12/00 (LOC: Bayerische Hypo -und Vereinsbank, S.A.)                    6.02           19,265,970
  20,000,000    Banco Rio de la Plata SA, due 2/4/00 (LOC: Barclays Bank PLC)                             5.96           19,692,833
  25,000,000    BOS International Australia, Ltd. VRDN, 5.31%, due 12/1/99 (GTY: Bank of Scotland)
               (Note C)                                                                                   5.36           24,996,050
  40,000,000    Comision Federal de Electricidad, Ser. A, due 3/27/00 (LOC: WestDeutsche Landesbank)      6.00           39,049,400
  17,021,000    Cosco (Cayman) Funding Co. Ltd., due 11/18/99 (LINE: Rabobank Nederland) (Note E)         5.46           16,977,355
  20,500,000    CSN Overseas, Ser. B, due 1/18/00 (LOC: Banco Santander)                                  6.01           20,238,386
  35,000,000    CSN Overseas, Ser. A, due 1/18/00 (LOC: Barclays Bank PLC)                                6.02           34,552,583
  20,000,000    CSN Overseas, Ser. A, due 3/2/00 (LOC: Barclays Bank PLC)                                 5.97           19,606,211
  25,000,000    ED&F Man Finance, Inc., due 12/8/99 (LOC: Rabobank Nederland)                             5.48           24,861,250
  15,000,000    Formosa Plastics Corp., USA, Ser. A, due 4/12/00 (LOC: ABN Amro Bank, NV)                 6.07           14,600,650
  25,000,000    Generale Funding LLC, due 11/3/99 (LOC: Generale Bank)                                    5.32           24,992,708
  52,500,000    Holy Cross Health System Corp., Ser. 1996, due 2/23/00
                (LOC: KBC Bank NV & Northern Trust Co.)                                                   5.95           51,535,750
  24,500,000    Nacional Financiera, S.N.C., due 11/22/99 (LOC: Barclays Bank PLC)                        5.14           24,431,886
  15,820,000    St. Francis Place LP Tax. MFH VRDN (St. Francis Place) Ser. 98, 5.49%, due 11/4/99
                (LOC: Credit Suisse First Boston) (Note C)                                                5.42           15,820,000
     800,000    Synectic Partnership VRDN, 5.50%, due 11/3/99 (LOC La Salle National Bank) (Note C)       5.42              800,000
  20,000,000    Transportadora de Gas del Sur, S.A., due 3/29/00 (LOC: Dresdner Bank AG)                  6.17           19,503,333
  20,000,000    Transportadora de Gas del Sur, S.A., due 3/30/00 (LOC: Dresdner Bank AG)                  6.17           19,503,087
  11,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. A, due 7/13/00
                (LOC: WestDeutsche Landesbank)                                                            6.08           10,549,642
  19,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. B, due 7/13/00
                (LOC: WestDeutsche Landesbank)                                                            6.08           18,302,672
                                                                                                                      --------------
                                                                                                                        563,911,186
                                                                                                                      --------------
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                                                                                                                                  15

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                                            TD WATERHOUSE FAMILY OF FUNDS, INC.
                                     MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                YANKEE BANK CERTIFICATES OF DEPOSIT--8.9%
$ 60,000,000    Bayerische Hypo -und Vereinsbank AG, 5.17%, due 5/4/00                                    5.23        $  59,983,898
  50,000,000    Bayerische Hypo -und Vereinsbank AG, VRN, 5.33%, due 11/26/99 (Note A)                    5.38           49,988,099
  27,600,000    Commerzbank AG, 5.16%, due 2/25/00                                                        5.22           27,594,932
  40,000,000    Commerzbank AG, 5.17%, due 4/24/00                                                        5.22           39,990,772
  50,000,000    Deutsche Bank AG, 5.07%, due 2/17/00                                                      5.11           49,995,722
  60,000,000    Deutsche Bank AG, 5.36%, due 5/22/00                                                      5.42           59,983,970
  50,000,000    Societe Generale, VRN, 5.33%, due 11/3/99 (Note A)                                        5.38           49,991,628
  75,000,000    Svenska Handelsbanken AB, 5.23%, due 3/1/00                                               5.26           74,992,821
                                                                                                                      --------------
                                                                                                                        412,521,842
                                                                                                                      --------------

                TOTAL BANK OBLIGATIONS--40.4%                                                                          1,878,016,041
                                                                                                                      --------------

                TAXABLE MUNICIPAL OBLIGATIONS
   5,000,000    Bergen County (NJ) Improvement Auth., County Gtd. Proj. Notes
               (Bergen Pines Cty. Hosp. Proj.)Ser. 1998, 5.33%, due 3/16/00                               5.33            5,000,000
  25,000,000    Broward Cty., FL, Pro. Sports Fac. Tax. & Rev. Bonds
                (Broward Cty. Civic Arena Proj.) Ser. 1996B                                               5.50            25,000,000
                (TTR 14) VRDN, 5.50%, due 11/1/99 (Insured: MBIA; LIQ: Citibank) (Note C)
   7,465,000    CA HFA Rev. Bonds, Ser. T, VRDN, 5.45%, due 11/3/99
                (Insured: AMBAC; LIQ: Bank of America) (Note C)                                           5.45            7,465,000
  38,000,000    CA Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Atlantic Richfield Co. Proj.)
                Ser. 1997, 5.98%, due 2/3/00 (GTY: Atlantic Richfield Co.)                                5.98           38,000,000
   4,735,000    City of Gaithersburg (MD) Econ. Dev. Rev. (Asbury Methodist Village, Inc. Fac.)
                Ser. 1997B VRDN, 5.50%, due 11/3/99 (Insured: MBIA; LIQ: Nationsbank N.A.) (Note C)       5.42            4,735,000
  26,000,000    Gulf Coast IDA Env. Fac. Rev. Bonds (CITGO Petroleum Corp. Proj.) Tax.,
                Ser. 1998A, 5.98%, due 2/3/00 (LOC: Royal Bank of Canada)                                 5.98           26,000,000
   5,500,000    IDA of City of Portsmouth (VA) (PortCentre I Proj.) Ser. 1997B VRDN, 5.45%, due 11/1/99
                (LOC: NationsBank, N.A.) (Note C)                                                         5.45            5,500,000
  23,900,000    IL Dev. Auth. Rev. Bonds, Ser. 1996 VRDN, 5.55%, due 11/4/99
                (LOC: Northern Trust Co.) (Note C)                                                        5.47           23,900,000
   6,150,000    IL Health Facilities Auth., Ser. 1996F VRDN, 5.50%, due 11/3/99
                (LOC: LaSalle National Bank) (Note C)                                                     5.42            6,149,836
   9,215,000    MD Health & Higher Educational Facilities Auth. Rev. Bonds, Ser. 1998B VRDN, 5.40%,
                due 11/3/99 (LOC: First Union National Bank) (Note C)                                     5.40            9,215,000
  11,000,000    MS Bus. Fin. Corp. Indus. Dev. Bonds (GE Plastics Finishing Inc. Proj.) Ser. 1998 VRDN,
                5.48%, due 11/1/99 (GTY: General Electric Company) (Note C)                               5.48           11,000,000
   2,000,000    NH Bus. Fin. Auth. (Foundation for Seacoast Health) Ser. 1998B VRDN, 5.55%, due 11/4/99
                (LOC: Fleet Bank, NH) (Note C)                                                            5.55            2,000,000
   6,000,000    NJ EDA State Pension Fdg. Bonds, Ser. 1997A VRDN, 5.50%, due 11/1/99
                (Insured: MBIA; LIQ: Citibank, N.A.) (Note C)                                             5.50            6,000,000
   3,825,000    PA Econ. Dev. Fin. Auth. Tax. Dev. Rev. Bonds (Country Meadows of Allentown Proj.)
                Ser. 1996B VRDN, 5.50%, due 11/1/99 (LOC: Mellon Bank, N.A.) (Note C)                     5.50            3,825,000
  13,500,000    State of OH Tax. Dev. Asst., Ser. 1996, 5.50%, optional put 11/1/99
                (Insured: AMBAC; LIQ: Citibank, N.A.)                                                     5.50           13,500,000
  20,000,000    State of OH Tax. Dev. Asst., Ser. CR16T, 5.50%, optional put 11/1/99
                (Insured: AMBAC; LIQ: Citibank, N.A.)                                                     5.50           20,000,000
                                                                                                                      --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--4.5%                                                               207,289,836
                                                                                                                      --------------

                REPURCHASE AGREEMENT--0.7%
  34,991,000    ABN AMRO, Inc.
                ~dated 10/29/99, due 11/1/99, in the amount of $35,006,513
                ~fully collateralized by $38,339,437 FNMA mortgage backed bond, 6.00%, due 10/1/29,
                 value $35,690,821                                                                        5.32           34,991,000
                                                                                                                      --------------
                TOTAL INVESTMENTS--99.4%                                                                               4,618,165,431

                OTHER ASSETS AND LIABILITIES, NET--0.6%                                                                   28,103,160
                                                                                                                      --------------
                NET ASSETS--100.0%                                                                                    $4,646,268,591
                                                                                                                      ==============
Please see  accompanying  notes to the  schedules of  investments  and financial statements.
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16

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                                           TD WATERHOUSE FAMILY OF FUNDS, INC.
                                    U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK--3.9%
$  10,000,000   Notes, 5.13%, due 11/3/99 (Note A)                                                        5.20     $      9,998,040
   2,000,000    Notes, 5.80%, due 11/8/99                                                                 4.88            2,000,329
   9,500,000    Notes, 5.22%, due 12/1/99                                                                 5.32            9,498,733
  12,400,000    Notes, 5.25%, due 1/18/00                                                                 5.62           12,386,520
                                                                                                                      --------------
                                                                                                                          33,883,622
                                                                                                                      --------------

                FEDERAL HOME LOAN BANK--39.7%
  45,000,000    Notes, 5.31%, due 11/1/99                                                                 5.38           44,999,372
  25,000,000    Notes, 5.31%, due 11/1/99 (Note A)                                                        5.37           24,999,634
  75,000,000    Notes, 5.35%, due 11/1/99 (Note A)                                                        5.41           74,983,094
  10,000,000    Notes, 5.58%, due 11/1/99 (Note A)                                                        5.58           10,000,000
   2,000,000    Notes, 5.91%, due 11/5/99                                                                 4.87            2,000,198
  24,000,000    Notes, 8.35%, due 11/10/99                                                                5.17           24,017,430
  10,000,000    Notes, 5.21%, due 11/12/99 (Note A)                                                       5.30            9,995,518
  25,000,000    Notes, 5.26%, due 11/28/99 (Note A)                                                       5.27           24,990,929
   5,000,000    Notes, 5.93%, due 12/10/99                                                                5.00            5,004,688
   1,625,000    Notes, 10.15%, due 12/15/99                                                               5.43            1,634,097
   3,000,000    Notes, 5.83%, due 12/16/99                                                                5.26            3,001,387
  25,000,000    Notes, 5.92%, due 1/4/00 (Note A)                                                         5.99           24,984,123
   1,000,000    Notes, 4.90%, due 1/14/00                                                                 5.70              998,016
  15,000,000    Notes, 4.95%, due 2/17/00                                                                 4.98           14,998,511
  15,000,000    Notes, 5.00%, due 2/24/00                                                                 5.02           14,998,830
  19,350,000    Notes, 5.01%, due 2/3/00                                                                  5.01           19,350,000
  15,000,000    Notes, 5.05%, due 3/3/00                                                                  4.97           14,999,208
  10,000,000    Notes, 5.10%, due 3/3/00                                                                  5.10            9,998,706
   5,000,000    Notes, 5.25%, due 3/24/00                                                                 4.96            5,000,000
  10,000,000    Notes, 5.05%, due 4/26/00                                                                 5.03            9,999,903
   2,000,000    Notes, 6.64%, due 4/28/00                                                                 4.44            2,010,947
   7,000,000    Notes, 5.54%, due 7/12/00                                                                 5.86            6,981,991
                                                                                                                      --------------
                                                                                                                         349,946,582
                                                                                                                      --------------

                FEDERAL HOME LOAN MORTGAGE CORP.--10.6%
  30,000,000    Discount Notes, due 1/20/00                                                               5.62           29,633,333
  10,000,000    Discount Notes, due 1/27/00                                                               5.66            9,866,117
  20,000,000    Discount Notes, due 3/2/00                                                                5.66           19,626,544
  35,000,000    Discount Notes, due 3/16/00                                                               5.68           34,269,378
                                                                                                                      --------------
                                                                                                                          93,395,372
                                                                                                                      --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.9%
  15,000,000    Mortgage-backed Discount Notes, due 11/1/99                                               5.23           15,000,000
  25,000,000    Mortgage-backed Discount Notes, due 11/2/99                                               5.19           24,996,444
  20,000,000    Mortgage-backed Discount Notes, due 12/1/99                                               5.41           19,911,000
  35,000,000    Mortgage-backed Discount Notes, due 2/1/00                                                5.67           34,502,689
   8,400,000    Mortgage-backed Discount Notes, due 2/1/00                                                5.72            8,279,357
  15,000,000    Mortgage-backed Discount Notes, due 5/1/00                                                5.85           14,573,817
  25,000,000    Notes, 5.43%, due 11/1/99 (Note A)                                                        5.46           24,993,176
   2,800,000    Notes, 5.60%, due 1/12/00                                                                 5.70            2,798,320
   2,150,000    Notes, 5.34%, due 1/24/00                                                                 5.63            2,147,996
   2,385,000    Notes, 6.25%, due 3/20/00                                                                 5.70            2,389,357
   7,125,000    Notes, 8.90%, due 6/12/00                                                                 5.48            7,267,369
   7,500,000    Notes, 5.46%, due 6/21/00                                                                 5.45            7,500,000
  20,000,000    Notes, 5.62%, due 8/9/00                                                                  5.79           19,974,082
                                                                                                                      --------------
                                                                                                                         184,334,407
                                                                                                                      --------------

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                                                                                                                                  17

------------------------------------------------------------------------------------------------------------------------------------

                                           TD WATERHOUSE FAMILY OF FUNDS, INC.
                                    U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                STUDENT LOAN MARKETING ASSOCIATION--19.2%
$ 10,000,000    Notes, 5.41%, due 11/1/99 (Note A)                                                        5.46      $     9,995,164
  30,000,000    Notes, 5.70%, due 11/2/99 (Note A)                                                        5.79           29,992,035
  20,000,000    Notes, 5.80%, due 11/2/99 (Note A)                                                        5.76           19,998,012
  40,000,000    Notes, 5.83%, due 11/2/99 (Note A)                                                        5.79           39,980,581
  25,000,000    Notes, 5.83%, due 11/2/99 (Note A)                                                        5.83           24,977,807
  25,000,000    Notes, 5.90%, due 11/2/99 (Note A)                                                        5.87           24,999,642
  10,000,000    Notes, 5.84%, due 11/4/99 (Note A)                                                        5.78            9,999,491
   9,500,000    Notes, 5.68%, due 6/30/00                                                                 5.65            9,467,206
                                                                                                                      --------------
                                                                                                                         169,409,938
                                                                                                                      --------------
                REPURCHASE AGREEMENT--5.1%
  44,744,000    ABN AMRO
                ~dated 10/29/99, due 11/1/99, in the amount of $44,763,837
                ~fully collateralized by $49,025,742 FNMA mortgage backed bond, 6.00%, due 10/1/29,
                 value $45,638,880                                                                       5.32            44,744,000
                                                                                                                      --------------
                TOTAL INVESTMENTS--99.4%                                                                                 875,713,921
                OTHER ASSETS AND LIABILITIES, NET--0.6%                                                                    5,006,332
                                                                                                                      --------------
                NET ASSETS--100.0%                                                                                 $     880,720,253
                                                                                                                      ==============


Please see accompanying notes to the schedules of investments and financial statements.


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18


------------------------------------------------------------------------------------------------------------------------------------

                                          TD WATERHOUSE FAMILY OF FUNDS, INC.
                                       MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS
                ALABAMA--2.44%
$    280,000    Brewton GO Bonds, 3.25%, due 12/1/99 (Insured: MBIA)                                      3.25       $      280,000
   3,600,000    Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 1995 VRDN, 3.60% (Note C) 3.60            3,600,000
   5,000,000    Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser. 1998 VRDN, 3.60%
                (LOC: First Union Nationad Bank ) (Note C)                                                3.60            5,000,000
   3,000,000    Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.)  VRDN, 3.60%
               (LOC: First Union National Bank) (Note C)                                                  3.60            3,000,000
                                                                                                                      --------------
                                                                                                                         11,880,000
                                                                                                                      --------------
                ARIZONA--0.88%
   2,100,000    Maricopa Cty. PCR Bonds (Southern Cal. Edison Proj.) Ser. 1985F, 3.85%, due 2/9/00        3.85            2,100,000
   2,200,000    Pima County IDA (Tucson Elec. Co. Proj.)  VRDN, 3.45% (LOC: Societe Generale) (Note C)    3.45            2,200,000
                                                                                                                      --------------
                                                                                                                          4,300,000
                                                                                                                      --------------
                ARKANSAS--0.31%
   1,515,000    Arkansas DFA Rev. Bonds (Conestoga Wood Proj.) VRDN, 3.65%
               (LOC: First Union National Bank) (Note C)                                                  3.65            1,515,000
                                                                                                                      --------------
                CALIFORNIA--4.49%
     300,000    California Alternative Energy Source Fin. Auth., Ser. 1986 VRDN, 3.75%
                (LOC: Banque Nationale de Paris) (Note C)                                                 3.75              300,000
  10,000,000    California Higher Educ. Loan Auth., Ser. 1987A, 3.55%, put 7/1/00 (LOC: SLMA)             3.55           10,000,000
   1,055,000    California Higher Educ. Student Loan Rev. Bonds, Ser. E2, 5.90%, due 12/1/99              3.20            1,057,289
   5,000,000    California School Cash Reserve Prog. Auth., Ser. A, 4.00%, due 7/3/00                     3.10            5,029,206
   2,440,278    Pitney Bowes Credit Corp., Ser. 1999-1, 3.80%, put 7/12/00                                3.80            2,440,278
   3,065,000    Student Educ. Loan Marketing Corp., VRDN, 4.10% (LOC: State Street Bank) (Note C)         4.10            3,065,000
                                                                                                                      --------------
                                                                                                                         21,891,773
                                                                                                                      --------------
                COLORADO--1.69%
   6,725,000    Commerce City  Rev. Bonds (Golf Enterprise) Ser. 1994 VRDN, 3.50%
                (LOC: U.S. Bank of Washington) (Note C)                                                   3.50            6,725,000
   1,285,000    Metex Metro. Dist. GO Bonds, 5.00%, due 12/1/99 (Insured: MBIA)                           3.35            1,286,700
     225,000    Morgan Cty. SD #RE-3, 3.25%, due 12/1/99 (Insured: AMBAC)                                 3.25              225,000
                                                                                                                      --------------
                                                                                                                          8,236,700
                                                                                                                      --------------
                CONNECTICUT--0.14%
     505,000    Connecticut HFA Rev. Bonds, Ser. H2, 3.25%, due 11/15/99                                  3.25              505,000
     200,000    New Britain GO Bonds, 4.40%, due 2/1/00 (Insured: MBIA)                                   3.30              200,538
                                                                                                                      --------------
                                                                                                                            705,538
                                                                                                                      --------------
                DELAWARE--0.24%
   1,160,000    Wilmington Community Rev. Bonds, Ser. A VRDN, 3.70% (LOC: Corestates Bank) (Note C)       3.70            1,160,000
                                                                                                                      --------------

                DISTRICT OF COLUMBIA--4.38%
     775,000    District of Columbia GO Bonds, 7.10%, due 6/1/00 (Insured: FSA)                           3.55              790,577
   2,720,000    District of Columbia GO Bonds, Ser. B-1 VRDN, 3.75% (LOC: Societe Generale) (Note C)      3.75            2,720,000
     700,000    District of Columbia GO Bonds, Ser. B-2 VRDN, 3.75% (LOC: Bank of America) (Note C)       3.75              700,000
  12,000,000    District of Columbia HFA COP (Tyler House Apts. Proj.) Ser. 1995A VRDN, 3.70%
                (LOC: Landesbank Hessen Thuringen) (Note C)                                               3.70           12,000,000
   1,100,000    District of Columbia Rev. Bonds (Catholic Univ. of Amer. Proj.) 5.00%, due 10/1/00
               (Insured: AMBAC)                                                                           3.70            1,112,698
   4,000,000    District of Columbia Water & Sewer Rev. Bonds (Eagle Trust Certs.) VRDN, 3.54%
               (LIQ: Citibank) (Note C)                                                                   3.54            4,000,000
                                                                                                                      --------------
                                                                                                                         21,323,275
                                                                                                                      --------------
                FLORIDA--5.22%
     300,000    Alachua Cty. Health Facs. Rev. Bonds (Shands Teaching Hosp.) Ser. A, 4.25%, due 12/1/99
               (Insured: MBIA)                                                                            3.20              300,252
   2,000,000    Florida Board of Education (ABN-AMRO Munitops) VRDN, 3.61% (LIQ: ABN-AMRO Bank) (Note C)  3.61            2,000,000
     700,000    Hillsboro Cty. Aviation Auth. (Tampa Int'l. Airport BAN) 3.60%, due 12/7/99
               (LOC: National Westminster Bank)                                                           3.60              700,000
   7,800,000    Jacksonville Elec. Auth. Tax Exempt CP Notes, 3.50%, due 12/3/99 (RCA: Morgan Guaranty)   3.30            7,800,000
   2,500,000    Orange Cty. IDA (Sutherland Printing Proj.) Ser. 1998A VRDN, 3.70%
                (LOC: First Union National Bank) (Note C)                                                 3.70            2,500,000
   2,400,000    Pinellas Cty. IDR Bonds (Pozin Enterprises Inc. Proj.) VRDN,  3.75%  (LOC: Nationsbank)
                (Note C)                                                                                  3.75            2,400,000
   2,100,000    St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.) Ser. 1986 VRDN, 3.60%
                (LOC: SunTrust Bank) (Note C)                                                             3.60            2,100,000

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                                                                                                                                  19

------------------------------------------------------------------------------------------------------------------------------------

                                          TD WATERHOUSE FAMILY OF FUNDS, INC.
                                       MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    460,000    St. Lucie West Services Dist. (Water Management Benefit) Ser. A, 3.50%, due 5/1/00
                (Insured: MBIA)                                                                           3.65      $       459,443
   7,150,000    Sunrise Utility Sys. Rev. Bonds, Ser. PCR17 VRDN, 3.72% (LIQ: Citibank) (Note C)          3.72            7,150,000
                                                                                                                      --------------
                                                                                                                         25,409,695
                                                                                                                      --------------
                GEORGIA--4.12%
  10,540,000    Clayton Cty. GO Bonds (Jail Courthouse & Public Admin. Bldg. Proj.) 4.75%, due 8/1/00     3.78           10,614,124
   4,380,000    DeKalb Cty. Hsg. Auth. SFM, Ser.1997A VRDN, 3.70% (LIQ: Bank of New York) (Note C)        3.70            4,380,000
   1,500,000    Gwinnett Cty. IDR (Barco Inc. Proj.) VRDN, 3.40% (LOC: First Union National Bank) (Note C)3.40            1,500,000
   1,600,000    Talbot Cty. Dev. Auth. IDR (Douglas Asphalt Co. Proj.) VRDN, 3.65%
                (LOC: First Union National Bank) (Note C)                                                 3.65            1,600,000
   2,000,000    Valdosta Lowndes Cty. IDR (Reames Cos. Proj.) Ser 1998 VRDN, 3.70% (LOC: Nationsbank)
                (Note C)                                                                                  3.70            2,000,000
                                                                                                                      --------------
                                                                                                                         20,094,124
                                                                                                                      --------------
                ILLINOIS--4.47%
   1,400,000    Bedford Park IDR Bonds (Cintas Sales Corp. Proj.) VRDN, 3.60% (LOC: PNC Bank) (Note C)    3.60            1,400,000
   2,900,000    Chicago (Muni. Sec. Trust Receipts) Ser. A2 VRDN, 3.65% (Insured: AMBAC; LIQ:
                Credit Suisse) (Note C)                                                                   3.65            2,900,000
   2,625,000    Chicago Sales Tax Rev. Bonds, VRDN, 3.45% (LIQ: Citibank) (Note C)                        3.45            2,625,000
     250,000    De Kalb Ogle Ctys. GO Bonds (Community College Dist. # 523) 6.25%, due 12/1/99
                (Insured: AMBAC)                                                                          3.20              250,613
     500,000    Glenview Bond Antic. Bonds, 5.55%, due 12/1/99                                            3.73              500,727
     575,000    Illinois DFA (D.E. Akin Seed Proj.) VRDN, 3.75% (LOC: Bank One) (Note C)                  3.75              575,000
   1,000,000    Illinois DFA Rev. Bonds (Profile Plastics Proj.) VRDN, 3.59%
                (LOC: LaSalle National Bank) (Note C)                                                     3.59            1,000,000
   4,350,000    Northern Illinois Univ. COP (Hoffman Estates Educ. Center Proj.) 7.00%, due 9/1/00,
                prerefunded @102 (Note D)                                                                 3.80            4,546,720
   4,000,000    Paris IDR Bonds (Simonton Building Products Inc. Proj.) VRDN, 3.70% (LOC: Wachovia Bank)
                (Note C)                                                                                  3.70            4,000,000
   2,400,000    Richmond IDR (Maclean Fogg Co. Proj.) VRDN, 3.75% (LOC: Bank of America) (Note C)         3.75            2,400,000
     900,000    Southwestern Illinois Dev. Auth. Solid Waste Disp. (Shell Oil Co.-Wood River Proj.)
                Ser. 92 VRDN, 3.60% (Note C)                                                              3.60              900,000
     700,000    Will Cty. Facs. Rev. Bonds (Amoco Chem. Co. Proj.) Ser. 98 VRDN, 3.60% (Note C)           3.60              700,000
                                                                                                                      --------------
                                                                                                                         21,798,060
                                                                                                                      --------------
                INDIANA--3.18%
   2,170,000    Indiana Bond Bank Rev. Bonds, 3.10%, due 2/1/00 (Insured: AMBAC)                          3.10            2,170,000
   1,400,000    Indiana Employment Dev. Commission Rev. Bonds (Fischer Enterprises Proj.) VRDN, 3.70%
                 (LOC: PNC Bank) (Note C)                                                                 3.70            1,400,000
   3,000,000    Indianapolis Gas Util. Sys. (Citizens Gas & Coke Util.) 3.50%, due 11/4/99
                (LINE: NBD Bank)                                                                          3.50             3,000,000
   8,000,000    Jeffersonville EDR Bonds (Apollo America Corp. Proj.) VRDN, 3.60%
                (LOC: Chase Manhattan Bank) (Note C)                                                      3.60            8,000,000
     900,000    New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) VRDN, 3.70% (LOC: PNC Bank) (Note C) 3.70              900,000
                                                                                                                     --------------
                                                                                                                         15,470,000
                                                                                                                     --------------
                IOWA--1.06%
   3,900,000    Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 3.97% (LOC: ABN-AMRO Bank) (Note C)        3.97            3,900,000
   1,265,000    Iowa Fin. Auth. Single Family Rev. Bonds, GNMA Ser. A, 3.20%, put 11/1/99
                (GNMA Collateralized)                                                                     3.20            1,265,000
                                                                                                                      --------------
                                                                                                                          5,165,000
                                                                                                                      --------------
                KENTUCKY---1.40%
     310,000    Erlanger GO Bonds, 3.75%, due 11/1/99 (Insured: AMBAC)                                    3.30              310,000
   1,500,000    Kentucky Turnpike Auth. (Trust Rec.) Ser. 17 VRDN, 3.70% (LIQ: Commerzbank) (Note C)      3.70            1,500,000
   2,000,000    Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust Prog.) Ser. 1989,
                3.55%, due 12/7/99  (LOC: Commonwealth Bank of Australia)                                 3.55            2,000,000
   3,000,000    Pulaski Cty. Solid Waste Rev. Bonds (National Rural - Eastern KY Power)
                Ser. B, 3.55%, put 2/15/00                                                                3.55            3,000,000
                                                                                                                      --------------
                                                                                                                          6,810,000
                                                                                                                      --------------
                LOUISIANA--2.30%
   6,889,000    Calcasieu Parish Pub. Trust Auth. Rev. Bonds  (WPT Corp. Proj.) Ser. 1997, VRDN, 3.65%
                (LOC: Morgan Guaranty) (Note C)                                                           3.65            6,889,000
   1,600,000    Placquemines Parish Env. Rev. Bonds  (BP Exploration & Oil Proj.) Ser. 1995 VRDN, 3.60%
                (Note C)                                                                                  3.60            1,600,000
   1,600,000    St. Charles Parish (Shell Oil Co.) Ser. 1991 VRDN, 3.60% (Note C)                         3.60            1,600,000
     500,000    St. Charles Parish (Shell Oil Co.) Ser. 1993 VRDN, 3.60% (Note C)                         3.60              500,000
     595,000    St. Tammany Parish Sales Tax Rev. Bonds, 7.00%, due 4/1/00 (Insured: FGIC)                3.25              604,012
                                                                                                                      --------------
                                                                                                                         11,193,012
                                                                                                                      --------------

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20
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                                          TD WATERHOUSE FAMILY OF FUNDS, INC.
                                       MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND--1.93%
$  7,500,000    Anne Arundel Cty. (Baltimore Gas & Elec. Proj.) Ser. 1988, 3.45%, due 11/3/99
                (SBPA: Bank of New York, Chemical)                                                        3.45       $    7,500,000
   1,890,000    Maryland Health & Higher Educ. (North Arundel Hosp. Proj.) VRDN, 3.55%
               (LOC: Mellon Bank) (Note C)                                                                3.55            1,890,000
                                                                                                                      --------------
                                                                                                                          9,390,000
                                                                                                                      --------------
                MASSACHUSETTS--4.47%
     706,000    Hamilton Wenham Regional SD GO Bonds, 6.50%, due 5/1/00 (Insured: FSA)                    3.40              716,622
   2,200,000    Massachusetts DFA Rev. Bonds (JPF Realty Proj.) Ser. A VRDN, 3.65%
                (LOC: Bank of Boston) (Note C)                                                            3.65            2,200,000
     500,000    Massachusetts GO Bonds, 4.60%, due 11/1/99                                                4.00              500,229
     500,000    Massachusetts GO Bonds, 5.00%, due 8/1/00                                                 4.00              503,619
   2,415,000    Massachusetts HEFA Rev. Bonds (Becker College) Ser. A1 VRDN, 3.45% (LOC: Bank of Boston)
                (Note C)                                                                                  3.45            2,415,000
   4,815,000    Massachusetts HEFA Rev. Bonds (Endicott College) Ser. B VRDN, 3.45% (LOC: Bank of Boston)
                (Note C)                                                                                  3.45            4,815,000
     700,000    Massachusetts IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 3.65% (LOC: Bank of Boston)
                (Note C)                                                                                  3.65              700,000
   3,900,000    Massachusetts IFA Rev. Bonds (Showa Womens Institute Inc. Proj.) VRDN, 3.75%
                (LOC: Bank of New York) (Note C)                                                          3.75            3,900,000
     500,000    Massachusetts Water Res. Auth. Rev. Bonds, Ser. A, 7.375%, due 4/1/00, prerefunded @ 102
                (Note D)                                                                                  3.20              518,307
   5,500,000    Worchester GO BAN, 4.40%, due 8/30/00                                                     3.85            5,524,214
                                                                                                                      --------------
                                                                                                                         21,792,991
                                                                                                                      --------------
                MICHIGAN--0.04%
     205,000    Wayne Charter Cty. Airport Rev. Bonds (Detroit Met. Wayne Cty.) 5.25%,
                due 12/1/99 (Insured: MBIA)                                                               3.35              205,312
                                                                                                                      --------------

                MINNESOTA--0.92%
   2,105,000    Cass Lake ISD #115 GO Notes, 3.90%, due 9/30/00                                           3.90            2,104,979
     910,000    Duluth ISD #709, Ser. B, 4.20%, due 2/1/00 (Insured: AMBAC)                               3.20              912,216
     220,000    Elk River ISD GO Bonds, 5.00%, due 2/1/00 (Insured: AMBAC)                                3.25              220,943
   1,250,000    New York Mills ISD #553 GO Notes, 3.90%, due 9/30/00                                      3.90            1,249,950
                                                                                                                      --------------
                                                                                                                          4,488,088
                                                                                                                      --------------
                MISSISSIPPI--0.87%
   1,050,000    Jackson Cty. Sewer Fac. Rev. Bonds (Chevron USA Inc. Proj.) Ser. 1994 VRDN, 3.60% (Note C)3.60            1,050,000
     760,000    Jackson Cty. Water & Sewer Rev. Bonds, 6.75%, due 9/1/00 (Insured: FGIC)                  3.60              779,346
   1,800,000    Mississippi Business Fin. Corp. IDR Bonds (Lehman-Roberts Co. Proj.) Ser. A VRDN, 3.75%
                (LOC: Nationsbank) (Note C)                                                               3.75            1,800,000
     590,000    Tupelo Pub. SD GO Bonds, 6.90%, due 11/1/00 (Insured: MBIA)                               4.00              606,514
                                                                                                                      --------------
                                                                                                                          4,235,860
                                                                                                                      --------------
                MISSOURI--0.71%
     650,000    Independence Water Util. Rev.Bonds, 3.25%, due 11/1/99 (Insured: AMBAC)                   3.25              650,000
     600,000    Phelps Cty. Hosp. Rev. Bonds (Phelps Cty. Regional Med. Center) 8.30%, due 3/1/00,
                prerefunded @ 102 (Note D)                                                                3.20              621,751
   2,200,000    Warrensburg IDA Rev. Bonds (Swisher Mower Inc. Proj.) VRDN, 3.70% (LOC: Nationsbank)
                (Note C)                                                                                  3.70            2,200,000
                                                                                                                      --------------
                                                                                                                          3,471,751
                                                                                                                      --------------
                NEBRASKA--0.43%
   2,090,000    Gage Cty. IDR Rev. Bonds (Accuma Corp. Proj.) VRDN, 3.60%
                (LOC: First Union National Bank) (Note C)                                                 3.60            2,090,000
                                                                                                                      --------------

                NEVADA--0.56%
   1,100,000    Henderson Cty. Pub. Imp. Trust  Rev. Bonds (Berry Plastics Corp.Proj.) Ser. 1991 VRDN,
                3.59% (LOC: Nationsbank) (Note C)                                                         3.59            1,100,000
   1,625,000    Nevada Business & Industry IDR Bonds (Huck Store Fixture Co. Proj. ) Ser. A VRDN, 3.75%
                (LOC: Bank of America ) (Note C)                                                          3.75            1,625,000
                                                                                                                      --------------
                                                                                                                          2,725,000
                                                                                                                      --------------
                NEW HAMPSHIRE--2.45%
   1,250,000    Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B VRDN, 3.70%
                (LOC: PNC Bank) (Note C)                                                                  3.70            1,250,000
   3,400,000    New Hampshire Business Fin. Auth. (Forty-One Northwestern LLC Proj.) Ser. 1998 VRDN,
                3.71% (LOC: Bank of Boston) (Note C)                                                      3.71            3,400,000

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                                                                                                                                  21
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                                          TD WATERHOUSE FAMILY OF FUNDS, INC.
                                       MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  2,500,000    New Hampshire Business Fin. Auth. (Foundation for Seacoast Health) Ser. A VRDN, 3.55%
                (LOC: Fleet Bank) (Note C)                                                                3.55      $     2,500,000
   2,400,000    New Hampshire Business Fin. Auth. (Wiggins Airway Inc. Proj.) VRDN, 4.00%
                 (LOC: Bank of Boston) (Note C)                                                           4.00            2,400,000
   2,400,000    New Hampshire IDA Rev. Bonds (Oerlikon-Burhle USA) VRDN, 3.90%
                (LOC: Union Bank of Switzerland) (Note C)                                                 3.90            2,400,000

                                                                                                                         11,950,000
                                                                                                                      --------------
                NEW MEXICO--0.76%
   1,500,000    Albuquerque IDR (CVI Laser Corp. Proj.) Ser. 1998 VRDN, 3.75% (LOC: Nationsbank) (Note C) 3.75            1,500,000
   1,540,000    Albuquerque IDR (Karsten Co. of New Mexico) Ser. 1997A VRDN, 3.70% (LOC: Bank One)
                (Note C)                                                                                  3.70            1,540,000
     655,000    New Mexico MFA Rev. Bonds (Eagle Trust) VRDN, 3.82% (LIQ: Citibank) (Note C)              3.82              655,000
                                                                                                                      --------------
                                                                                                                          3,695,000
                                                                                                                      --------------
                NEW YORK--0.98%
     240,000    Albion CSD GO Bonds, 4.85%, due 6/15/00 (Insured: FGIC)                                   3.50              241,956
     250,000    Hempstead Town GO Bonds, 5.00%, due 2/15/00 (Insured: AMBAC)                              3.20              251,266
     200,000    Nassau Cty. GO Bonds, 6.10%, due 11/15/99 (Insured: FGIC)                                 3.75              200,168
     400,000    New York City PHA, 3.50%, due 1/1/00 (GTY: U.S. Government)                               3.23              400,000
   3,700,000    New York State Dorm. Auth. Rev. Bonds (Trust #27) VRDN, 3.75% (LOC: Bank of New York)
                (Note C, E)                                                                               3.75            3,700,000
                                                                                                                      --------------
                                                                                                                          4,793,390
                                                                                                                      --------------
                NORTH CAROLINA--1.13%
   5,500,000    Person Cty. PCR Bonds (Carolina Power & Light Co. Proj.) VRDN, 3.80%
               (LOC: Suntrust Bank) (Note C)                                                              3.80            5,500,000
                                                                                                                      --------------

                NORTH DAKOTA--0.38%
     780,000    Fargo GO Bonds, 4.00%, due 5/1/00                                                         3.85              780,495
   1,065,000    North Dakota Municipal Bond Bank Rev. Bonds, 3.80%, due 6/1/00                            3.60            1,066,124
                                                                                                                      --------------
                                                                                                                          1,846,619
                                                                                                                      --------------
                OHIO--3.83%
     310,000    Benjamin Logan Local SD GO Bonds, 3.90%, due 12/1/99 (Insured: AMBAC)                     3.20              310,174
     350,000    Columbus GO Bonds, Ser. 1, 4.50%, due 6/15/00                                             3.50              352,113
     235,000    Ohio GO Bonds, 4.50%, due 5/15/00                                                         3.60              236,100
  10,545,000    Ohio Hsg. Rev. Bonds, Ser. CMC2 VRDN, 3.60% (LIQ: Chase Manhattan Bank) (Note C)          3.60           10,545,000
   2,200,000    Ohio Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) VRDN, 3.60% (Note C)             3.60            2,200,000
   5,000,000    Ohio Water Dev. Auth. PCR Bonds (Ohio Edison Co. Proj.) Ser. A, 4.20%, put 5/1/00
                (LOC: Union Bank of Switzerland)                                                          4.12            5,002,615
                                                                                                                      --------------
                                                                                                                         18,646,002
                                                                                                                      --------------
                OKLAHOMA--3.83%
     100,000    Tulsa Cty. Health Care Rev. Bonds (Laureate Psychiatric Clinic) 4.60%, due 12/15/99       4.00              100,070
   4,070,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A , 3.30%, put 11/15/99
                (LOC: Nationsbank)                                                                        3.30            4,070,000
  14,500,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 3.60%, put 3/1/00
                (SBPA: Bayerische Landesbank)                                                             3.60           14,500,000
                                                                                                                      --------------
                                                                                                                         18,670,070
                                                                                                                     --------------
                PENNSYLVANIA--6.30%
   2,700,000    Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank) VRDN, 3.60%
                (LOC: PNC Bank) (Note C)                                                                  3.60            2,700,000
   1,000,000    Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (UPMC Health Sys.) Ser. A, 3.90%, due 8/1/00
                (Insured: MBIA)                                                                           3.75            1,001,070
   1,400,000    Bethel Township IDA (Brentwood Industries Inc. Proj.) VRDN, 3.60% (LOC: Corestates Bank)
               (Note C)                                                                                   3.60            1,400,000
   4,020,000    Cambria Cty. IDA Rev. Bonds (Cambria Cogen Co. Proj.) Ser. 1998A2 VRDN, 3.52%
                (LOC: Bayerische Hypo-und Vereinsbank) (Note C)                                           3.52            4,020,000
   1,000,000    Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser. 1992A, 3.45%, due 11/2/99
                (LOC: National Westminster Bank)                                                          3.45            1,000,000
     860,000    Montgomery Cty. Higher Educ. & Health Rev. Bonds (Bryn Mawr Hosp. Proj.) 7.375%,
                 due 12/1/99, prerefunded @ 102 (Note D)                                                  3.20              880,027
   1,185,000    Montgomery Cty. Higher Educ. & Health Rev. Bonds (Northwestern Corp.)
                Ser. A, 8.375%, due 6/1/00, prerefunded @ 102 (Note D)                                    3.20            1,240,116
   2,500,000    Pennsylvania EDA Rev. Bonds (SJ Bailey & Sons, Inc. Proj.) VRDN, 3.70%, (LOC: PNC Bank)
                (Note C)                                                                                  3.70            2,500,000

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22
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                                          TD WATERHOUSE FAMILY OF FUNDS, INC.
                                       MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,885,000    Philadelphia Hosp. & Higher Educ. Facs. Auth. Rev. Bonds (Northwestern Corp.)
                Ser. A, 8.375%, due 6/1/00, prerefunded @ 102 (Note D)                                    3.63       $    1,972,681
   1,900,000    Philadelphia IDR (Henry H. Ottens Mfg. Proj.) VRDN, 3.60%
                (LOC: First Union National Bank) (Note C)                                                 3.60            1,900,000
     500,000    Pittsburgh SD GO Bonds, 4.50%, due 9/1/00 (Insured: FGIC)                                 4.00              501,996
   6,800,000    Venango IDA (Scrubgrass Proj.) Ser. 1990A, 3.85%, due 2/11/00
                (LOC: National Westminster Bank)                                                          3.85             6,800,000
     500,000    Washington Cty. Auth. Lease Rev. Bond, 6.90%, due 12/15/99 (Insured: AMBAC)               3.15              502,207
   4,000,000    Westmoreland Cty. IDA Rev.Bonds (Advance USA Proj.) Ser. 1999A VRDN, 3.70%
                (LOC: PNC Bank) (Note C)                                                                  3.70            4,000,000
     250,000    York Sewer Auth. Rev. Bonds, 4.90%, due 12/1/99 (Insured: MBIA)                           3.20              250,341
                                                                                                                      --------------
                                                                                                                         30,668,438
                                                                                                                      --------------
                RHODE ISLAND--0.41%
   2,000,000    Rhode Island Ind. Fac. Corp. IDR (NFA Corp. Proj.) VRDN, 3.75% (LOC: Bank of Boston)
               (Note C)                                                                                   3.75            2,000,000
                                                                                                                      --------------

                SOUTH CAROLINA--6.29%
     500,000    Berkeley Cty. IDB (Amoco Chemical Proj.) Ser. 1997 VRDN, 3.60% (Note C)                   3.60              500,000
     700,000    Berkeley Cty. IDB (Amoco Chemical Proj.) Ser. 1999 VRDN, 3.60% (Note C)                   3.60              700,000
   2,800,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98 VRDN, 3.60%
                (LOC: Deutsche Bank) (Note C)                                                             3.60            2,800,000
   4,000,000    Greenville City & Cty. IDR Bonds (Stevens Aviation Tech. Serv. Facs. Proj.)
                Ser. 97 VRDN, 3.60% (LOC: First Union National Bank) (Note C)                             3.60            4,000,000
     300,000    Lexington SD #001 GO Bonds (SC SD Enhance Prog.) 6.30%, due 2/1/00                        3.20              302,287
   5,000,000    South Carolina Port Auth. (ABN-AMRO Munitops #7) VRDN, 3.52% (LIQ: ABN-AMRO Bank)
                (Note C)                                                                                  3.52            5,000,000
   1,000,000    South Carolina Jobs EDA (Ellcon National Inc. Proj.) VRDN, 3.60%
                (LOC: First Union National Bank) (Note C)                                                 3.60            1,000,000
   2,150,000    South Carolina Jobs EDA (JM Steel Corp. Proj.) Ser. 1999A VRDN, 3.70% (LOC: PNC Bank)
                (Note C)                                                                                  3.70            2,150,000
   5,100,000    South Carolina Jobs EDA (JM Steel Corp. Proj.) Ser. 1999B VRDN, 3.70% (LOC: PNC Bank)
                (Note C)                                                                                  3.70            5,100,000
   2,400,000    South Carolina Jobs EDA (Klockner Namasco Proj.) VRDN, 3.70% (LOC: Bayerische Landesbank)
                (Note C)                                                                                  3.70            2,400,000
   6,700,000    South Carolina Jobs EDA (Zeuna Starker USA, Inc. Proj.) VRDN, 3.65%
                (LOC: Bayerische Landesbank) (Note C)                                                     3.65            6,700,000
                                                                                                                      --------------
                                                                                                                         30,652,287
                                                                                                                      --------------
                SOUTH DAKOTA--1.36%
     600,000    South Dakota HDA (Homeownership Mortgage Bds.) Ser. 1997E VRDN, 4.05%
                (GIC: WestDeutsche Landesbank) (Note C)                                                   4.05              600,000
   1,005,000    South Dakota HDA (Homeownership Mortgage Bds.) Ser. 1997J, 4.25%, due 5/1/00              3.40            1,009,141
   2,000,000    South Dakota HDA (Homeownership Mortgage Bds.) Ser. 1998H, 3.20%, due 12/2/99             3.20            2,000,000
   3,000,000    South Dakota HDA (Homeownership Mortgage Bds.) Ser. 1998I, 3.20%, due 12/2/99             3.60            2,996,550
                                                                                                                      --------------
                                                                                                                          6,605,691
                                                                                                                      --------------
                TENNESSEE--2.40%
   3,100,000    Franklin Cty. IDB (Franklin Ind. Inc. Proj.) VRDN, 3.70% (LOC: Nationsbank) (Note C)      3.70            3,100,000
   8,600,000    Metropolitan Government Davidson Cty. (ABN-AMRO Munitops) Ser. 1999-1, 3.35%, put 5/3/00
                (LIQ: ABN-AMRO)                                                                           3.35            8,600,000
                                                                                                                      --------------
                                                                                                                         11,700,000
                                                                                                                      --------------
                TEXAS--10.70%
     545,000    Allen ISD GO Bonds, 3.50%, due 2/15/00 (Insured: AMBAC)                                   3.20              545,456
   1,000,000    Austin Util. Sys. Rev. Bonds, 5.80%, due 11/15/99 (Insured: AMBAC)                        3.80            1,000,731
     650,000    Austin Util. Sys. Rev. Bonds, Ser. A, 10.00%, due 5/15/00, prerefunded @ 100 (Note D)     3.65              671,551
     800,000    Austin Util. Sys. Rev. Bonds, Ser. A, 9.50%, due 5/15/00, prerefunded @ 100 (Note D)      3.35              825,690
   3,000,000    Austin Util. Sys. Rev. Bonds, Ser. A, 3.55%, due 12/7/99 (LOC: Morgan Guaranty)           3.55            3,000,000
   4,361,000    Austin Util. Sys. Rev. Bonds, Ser. A, 3.50%, due 11/4/99 (LOC: Morgan Guaranty)           3.50            4,361,000
     285,000    Brazos Cty. COP, 7.25%, due 3/1/00 (Insured: FSA)                                         3.30              288,647
     965,000    Brazos Higher Educ. Rev. Bonds, Ser. C-1, 5.30%, due 6/1/00 (GTY: Student Loans)          4.15              971,248
   8,200,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1994A, 3.55%, due 11/2/99
                (LOC: Canadian Imperial Bank of Commerce)                                                 3.20            8,200,000
   5,000,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1994A, 3.85%, due 2/10/00
                (LOC: Canadian Imperial Bank of Commerce)                                                 3.85            5,000,000
   3,850,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1994 VRDN, 3.60% (Note C)                                                            3.60            3,850,000
   1,100,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1995 VRDN, 3.60% (Note C)                                                            3.60            1,100,000
     700,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1996 VRDN, 3.60% (Note C)                                                            3.60              700,000

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                                          TD WATERHOUSE FAMILY OF FUNDS, INC.
                                       MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                     October 31, 1999
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    500,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1999 VRDN, 3.65%, (LOC: Banque Nationale de Paris)  (Note C)                         3.65       $      500,000
   1,869,000    Houston Airport Rev. Bonds, (ABN-AMRO Munitops) Trust Cert., Ser.1998-15, 3.35%,
                put 2/16/00 (LIQ: ABN-AMRO Bank)                                                          3.35            1,869,000
     250,000    Houston Water & Sewer Sys. Rev. Bonds, Ser. C, 5.90%, due 12/1/99 (Insured: AMBAC)        3.20              250,541
     500,000    Midlothian IDC Rev. Bonds (Texas Industries Inc. Proj.) Ser. 1999 VRDN, 3.60%
                (LOC: Bank of America) (Note C)                                                           3.60              500,000
     500,000    Northeast ISD GO Bonds, 7.00%, due 2/1/00 (GTY: Texas Permanent School Fund)              3.20              504,660
   2,000,000    North Texas Higher Educ. Auth. Rev. Bonds, Ser. E, 7.00%, due 4/1/00 (Insured: AMBAC)     3.75            2,026,215
   2,000,000    San Antonio IDA (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.)
                Ser. 1998 VRDN, 3.75% (LOC: Nationsbank) (Note C)                                         3.75            2,000,000
   2,000,000    San Marcos IDC Rev. Bonds (TB Woods Inc. Proj.) VRDN, 3.70% (LOC: PNC Bank) (Note C)      3.70            2,000,000
   1,000,000    Texas Dept. of Hsg. & Comm. Affairs, Ser. B, 3.35%, due 12/8/99
                (Insured: FGIC; LIQ: FGIC)                                                                3.35            1,000,000
   4,900,000    Texas Veterans Hsg., Ser. 1994A-1 VRDN, 3.70% (Note C)                                    3.70            4,900,000
   6,000,000    Texas TRAN, 4.50%, due 8/31/00                                                            3.68            6,039,004
                                                                                                                      --------------
                                                                                                                         52,103,743
                                                                                                                      --------------
                UTAH--0.21%
   1,000,000    Trementon City IDR (La-Z-Boy Chair Co. Proj.) Ser. 1990 VRDN, 3.92% (LOC: NBD Bank)
                (Note C)                                                                                  3.92            1,000,000

                VARIOUS STATES--3.38%
   3,340,000    Greystone Tax Exempt Cert., Ser. 1998-2 VRDN, 3.64% (LOC: Credit Suisse) (Note C, E)      3.64            3,340,000
  13,135,660    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2 VRDN, 3.88%,
                (LIQ: Pitney Bowes Credit Corp.) (Note C, E)                                              3.88           13,135,660
                                                                                                                      --------------
                                                                                                                         16,475,660
                                                                                                                      --------------
                VIRGINIA--2.59%
   8,000,000    Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601 VRDN, 3.54% (LIQ: Citibank) (Note C, E)    3.54            8,000,000
   2,900,000    King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.) VRDN, 3.70%
                (LOC: Morgan Guaranty)  (Note C)                                                          3.70            2,900,000
   1,700,000    Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.) VRDN, 3.70%
                (LOC: Nationsbank) (Note C)                                                               3.70            1,700,000
                                                                                                                      --------------
                                                                                                                         12,600,000
                                                                                                                      --------------
                WASHINGTON--2.80%
   1,300,000    Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) VRDN, 3.75% (LOC: US Bank) (Note C)   3.75            1,300,000
   2,400,000    Washington EDA Rev. Bonds (Ace Tank  Proj.) VRDN, 3.85% (LOC: US Bank) (Note C)           3.85            2,400,000
     250,000    Washington GO Bonds, 4.75%, due 5/1/00                                                    4.00              250,887
   7,420,000    Washington HFC (Boardwalk Apts. Proj.) VRDN, 3.75% (LOC: US Bank) (Note C)                3.75            7,420,000
   2,250,000    Washington HFC (Oxford Square Apts. Proj.) Ser. A VRDN, 3.75% (LOC: US Bank) (Note C)     3.75            2,250,000
                                                                                                                      --------------
                                                                                                                         13,620,887
                                                                                                                      --------------
                WEST VIRGINIA--2.40%
   1,335,000    Raleigh Cty. Board of Educ. Public School GO Bonds, 4.00%, due 5/1/00                     3.35            1,339,201
   4,000,000    West Virginia GO Bonds, Ser. 1998C VRDN, 3.71% (LIQ: Bank of Boston) (Note C)             3.71            4,000,000
   4,000,000    West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.)
                Ser. 1989A, 3.55%, due 11/5/99 (LOC: Union Bank  of Switzerland)                          3.55            4,000,000
   2,400,000    West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.)
                Ser. 1989A, 3.85%, due 2/8/00 (LOC: Union Bank  of Switzerland)                           3.85            2,400,000
                                                                                                                      --------------
                                                                                                                         11,739,201
                                                                                                                      --------------
                WISCONSIN--1.15%
     560,000    Janesville GO Promissory Notes, 4.50%, due 6/1/00 (Insured: FSA)                          3.85              562,042
     265,000    Monona GO Bonds, 4.30%, due 8/1/00 (Insured: FSA)                                         3.90              265,766
   4,775,000    Oshkosh Water Rev. BAN, Ser. C, 4.875%, due 1/1/00                                        4.53            4,775,000
                                                                                                                      --------------
                                                                                                                          5,602,808
                                                                                                                      --------------

                TOTAL MUNICIPAL OBLIGATIONS--99.60%                                                                     485,220,975
                OTHER ASSETS AND LIABILITIES, NET--0.40%                                                                  1,915,719
                                                                                                                     --------------
                NET ASSETS--100.00%                                                                               $     487,136,694
                                                                                                                     ==============

Please see  accompanying  notes to the  schedules of  investments  and financial statements.

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                        NOTES TO SCHEDULES OF INVESTMENTS
                                October 31, 1999


(A) Variable rate securities. The rates shown are the current rates on October 31, 1999. Dates shown represent the next interest reset date.

(B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. At October 31, 1999, the aggregate value of these securities, valued at amortized cost, is $325,000,000, representing 7.0% of net assets of the Money Market Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, these securities amounted to $1,374,164,561 or 29.57% of net assets of the Money Market Portfolio, and $28,175,660 or 5.78% of net assets of the Municipal Portfolio.


                          DESCRIPTION OF ABBREVIATIONS

       AIG       American International Group
       AMBAC     American Municipal Bond Assurance Corporation
       BAN       Bond Anticipation Note
       COP       Certificates of Participation
       CP        Commercial Paper
       CSD       Central School District
       DFA       Developmental Finance Authority
       EDA       Economic Development Authority
       EDC       Economic Development Corporation
       EDR       Economic Development Revenue
       FGIC      Financial Guaranty Insurance Company
       FSA       Financial Security Assurance Inc.
       GIC       Guaranteed Investment Contract
       GNMA      Government National Mortgage Association
       GO        General Obligation
       GTY       Guarantee
       HDA       Housing Development Authority
       HEFA      Health & Education Facilities Authority
       HFA       Housing Finance Authority
       HFC       Housing Finance Commission
       IDA       Industrial Development Authority
       IDB       Industrial Development Board
       IDC       Industrial Development Corporation
       IDR       Industrial Development Revenue Bond
       IFA       Industrial Finance Authority
       ISD       Independent School District
       LINE      Line of Credit
       LIQ       Liquidity Agreement
       LOC       Letter of Credit
       MBIA      Municipal Bond Investors Assurance Insurance Corporation
       MFA       Mortgage Finance Authority
       MFH       Multi-Family Housing
       PCR       Pollution Control Revenue Bond
       PHA       Public Housing Authority
       RCA       Revolving Credit Agreement
       SBPA      Standby Bond Purchase Agreement
       SD        School District
       SFM       Single Family Mortgage
       SLMA      Student Loan Marketing Association
       TRAN      Tax Revenue Anticipation Note
       VRDN      Variable Rate Demand Note
       VRN       Variable Rate Notes


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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                                                                              25

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                         Report of Independent Auditors



Shareholders and Board of Directors
TD Waterhouse Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TD Waterhouse Family of Funds, Inc. (comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio, and the Municipal Portfolio) as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting TD Waterhouse Family of Funds, Inc. at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                 /s/Ernst & Young LLP


New York, New York
December 2, 1999

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